UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the month ended: 03/31/2000

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay Inc.
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  28-2989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 William O'Donnell    New York, New York    04/13/2000

 Report Type (Check only one.):

 [ X]        13F HOLDINGS REPORT.

 [  ]        13F NOTICE.

 [  ]        13F COMBINATION REPORT.


 List of Other Managers Reporting for this Manager:


 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
 ACT OF 1934.

 FORM 13F SUMMARY PAGE

 Number of Other Included Managers:         0

 Form 13F Information Table Entry Total:   43

 Form 13F Information Table Value Total:   419957

 List of Other Managers:

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100     10180   289300 SH       SOLE                 289300        0      0
 Adobe Systems                 COM               00724F101     17576   157900 SH       SOLE                 157900        0      0
 Archer-Daniels Midland        COM               039483102      4478   434248 SH       SOLE                 434248        0      0
 Avnet                         COM               053807103      8726   138500 SH       SOLE                 138500        0      0
 Becton Dickinson              COM               075887109     10686   406100 SH       SOLE                 406100        0      0
 Texaco                        COM               881694103     12287   228600 SH       SOLE                 228600        0      0
 Fedex Corporation             COM               31304N107     11058   284900 SH       SOLE                 284900        0      0
 CSX                           COM               126408103      4706   200250 SH       SOLE                 200250        0      0
 Chase Manhattan Corp.         COM               16161A108     16949   194400 SH       SOLE                 194400        0      0
 Compaq Computer Corp.         COM               204493100      7158   265100 SH       SOLE                 265100        0      0
 Sara Lee                      COM               803111103      9396   522000 SH       SOLE                 522000        0      0
 Target Corporation            COM               239753106     21513   287800 SH       SOLE                 287800        0      0
 Bank One                      COM               06423A103     10267   297600 SH       SOLE                 297600        0      0
 Eastman Kodak                 COM               277461109      8614   158600 SH       SOLE                 158600        0      0
 Federal National Mortgage     COM               313586109     19599   346500 SH       SOLE                 346500        0      0
 Ford Motor                    COM               345370100     12977   282500 SH       SOLE                 282500        0      0
 General Electric              COM               369604103     14512    93250 SH       SOLE                  93250        0      0
 Hewlett-Packard               COM               428236103     20848   156900 SH       SOLE                 156900        0      0
 Hilton Hotels                 COM               432848109      4297   554500 SH       SOLE                 554500        0      0
 Home Depot                    COM               437076102     10239   158750 SH       SOLE                 158750        0      0
 Intel Corporation             COM               458140100     32905   249400 SH       SOLE                 249400        0      0
 Johnson & Johnson             COM               478160104      7545   107400 SH       SOLE                 107400        0      0
 Hartford Financial Services   COM               416515104     12739   241500 SH       SOLE                 241500        0      0
 Pactiv Corp.                  COM               695257105      1992   229300 SH       SOLE                 229300        0      0
 Network Associates            COM               640938106      6766   209800 SH       SOLE                 209800        0      0
 Merck                         COM               589331107     10039   161600 SH       SOLE                 161600        0      0
 Micron Technology             COM               595112103     15359   121900 SH       SOLE                 121900        0      0
 Morgan J.P.                   COM               616880100      7431    56400 SH       SOLE                  56400        0      0
 Tenet Healthcare              COM               88033G100     10426   453300 SH       SOLE                 453300        0      0
 Nike                          COM               654106103      6871   173400 SH       SOLE                 173400        0      0
 Office Depot                  COM               676220106      2348   203100 SH       SOLE                 203100        0      0
 Pall Corporation              COM               696429307      3909   174200 SH       SOLE                 174200        0      0
 MCI Worldcom                  COM               55268B106     11718   258600 SH       SOLE                 258600        0      0
 Reynolds Metals               COM               761763101      7634   114150 SH       SOLE                 114150        0      0
 Safeco                        COM               786429100      4088   153900 SH       SOLE                 153900        0      0
 St. Paul Companies            COM               79286010       7187   210600 SH       SOLE                 210600        0      0
 USX Marathon                  COM               902905827      8090   310400 SH       SOLE                 310400        0      0
 Unocal                        COM               915289102      6923   232700 SH       SOLE                 232700        0      0
 Warner Lambert                COM               934488107     18932   193800 SH       SOLE                 193800        0      0